Segment Information And Information About Geographic Areas (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of revenues by geographic area
Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
United States	$165,502	$148,845	$321,487	$306,423
China	1,287	1,871	3,091	3,501

Total revenues	$166,789	$150,716	$324,578	$309,924

Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Year ended December 31,
	2020	2019	2018
United States	$626,101	$610,591	$564,884
China	6,962	5,493	4,888

Total revenues	$633,063	$616,084	$569,772

Schedule of software, equipment and property, net by geographic area
Software, equipment and property, net by geographic area are as follows (in thousands):

	June 30, 2021	December 31, 2020
United States	$108,581	$101,370
China	59	68

Total software, equipment and property-net	$108,640	$101,438

Software, equipment and property, net by geographic area are as follows (in thousands):

	December 31
	2020	2019
United States	$101,370	$89,450
China	68	54

Total software, equipment and property-net	$101,438	$89,504